Fair values of financial instruments carried at fair value - Financial instruments carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,948,360	$ 2,856,717
Financial liabilities	2,711,852	2,642,569
Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	73,150	72,353
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	141,426	127,321
Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	289,159	218,093
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,724	3,096
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	294,437	255,660
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	28,781	27,149
Financial liabilities	13,975	13,826
Recurring fair value measurement | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	73,150	72,353
Recurring fair value measurement | Trading liabilities | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,417	2,754
Recurring fair value measurement | Trading liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	53,354	44,787
Recurring fair value measurement | Trading liabilities | Level 1 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,352	2,572
Recurring fair value measurement | Trading liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,318	27,092
Recurring fair value measurement | Trading liabilities | Level 2 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	64	182
Recurring fair value measurement | Trading liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	478	474	$ 785
Recurring fair value measurement | Trading liabilities | Level 3 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	141,426	127,321
Recurring fair value measurement | Financial liabilities designated at fair value | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,370	3,523
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,266	1,125
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	129,232	115,764
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,370	3,523
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,928	10,432	7,880
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	234,772	285,762
Recurring fair value measurement | Derivatives | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	615	813
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,918	2,399
Recurring fair value measurement | Derivatives | Level 1 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	230,285	280,443
Recurring fair value measurement | Derivatives | Level 2 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	615	813
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,569	2,920	3,088
Recurring fair value measurement | Derivatives | Level 3 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	289,159	218,093
Recurring fair value measurement | Trading assets | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,465	3,176
Recurring fair value measurement | Trading assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	202,020	148,592
Recurring fair value measurement | Trading assets | Level 1 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,403	2,932
Recurring fair value measurement | Trading assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	82,833	64,684
Recurring fair value measurement | Trading assets | Level 2 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	61	244
Recurring fair value measurement | Trading assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,306	4,817	2,662
Recurring fair value measurement | Trading assets | Level 3 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	110,643	100,101
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	64	61
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	27,030	23,146
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	63,825	59,548
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15	14
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,788	17,407	15,706
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49	47
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	229,714	284,159
Recurring fair value measurement | Derivatives | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	528	866
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	931	2,917
Recurring fair value measurement | Derivatives | Level 1 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	226,714	279,278
Recurring fair value measurement | Derivatives | Level 2 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	528	866
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,069	1,964	2,478
Recurring fair value measurement | Derivatives | Level 3 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	294,437	255,660
Recurring fair value measurement | Financial investments | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,385	11,184
Recurring fair value measurement | Financial investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	215,228	181,659
Recurring fair value measurement | Financial investments | Level 1 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,357	11,184
Recurring fair value measurement | Financial investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	76,591	71,040
Recurring fair value measurement | Financial investments | Level 2 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Financial investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,618	2,961	$ 3,377
Recurring fair value measurement | Financial investments | Level 3 | Disposal groups held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 28	$ 0